Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	1-12368
Entity Registrant Name	Tandy Leather Factory, Inc.
Entity Central Index Key	0000909724
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2543540
Entity Address, Address Line One	7602 Southwest Loop 820
Entity Address, City or Town	Benbrook
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76126
City Area Code	817
Local Phone Number	872-3200
Title of 12(b) Security	Common Stock, par value $0.0024
Trading Symbol	TLF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false